Segment information - Geographical Areas Table (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 958.1	$ 830.5	$ 591.2
Canada
Disclosure of geographical areas [line items]
Revenue	293.1	293.3	228.8
United States
Disclosure of geographical areas [line items]
Revenue	279.0	251.1	184.2
Asia
Disclosure of geographical areas [line items]
Revenue	199.9	112.1	36.1
Europe and Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 186.1	$ 174.0	$ 142.1